Consolidated Statement of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Pension liability adjustment [Member]
Other comprehensive (loss) income
Other comprehensive income (loss), tax expense (benefit)	$ 635	$ 2,053	$ (2,528)
Unrealized gain (loss) on available for sale securities [Member]
Other comprehensive (loss) income
Other comprehensive income (loss), tax expense (benefit)	$ 49	$ 13	$ (13)